Employee Benefit Plans - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
United Kingdom
Defined Contribution Plan Disclosure [Line Items]
Defined contribution plan, amount paid	$ 0.8	$ 0.3	$ 0.1
United States
Defined Contribution Plan Disclosure [Line Items]
Defined contribution plan, employer discretionary contribution to 401(k) plan	$ 0.1
Defined Contribution Plan, Plan Name [Extensible List]	frln:DefinedContribution401KSavingsPlanMember
United States | Maximum
Defined Contribution Plan Disclosure [Line Items]
Defined contribution plan, employer discretionary contribution to 401(k) plan		$ 0.1	$ 0.1